Accrued Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities [Abstract]
Accrued loan interest and loan fees	$ 114	$ 1,226
Accrued operating expenses	4,360	4,520
Accrued voyage expenses and commissions	2,453	1,188
Accrued general and administrative expenses	934	938
Total	$ 7,861	$ 7,872